UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -------------

Check here if Amendment []: Amendment Number:
                                             ---------------

       This Amendment (Check only one.):           [] is a restatement.
                                                   [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Anchorage Advisors, LLC
Address:   610 Broadway, 6th Floor
           New York, NY  10012


Form 13F File Number: 028-11711
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Ulrich
Title:  Managing Member of Anchorage Advisors Management, LLC
Phone:  212-432-4600

Signature, Place and Date of Signing:

        /s/ Kevin Ulrich             New York, New York        August 16, 2010
---------------------------------  -----------------------    -----------------
           [Signature]                  [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                              ---------------

Form 13F Information Table Entry Total:              27
                                              ---------------

Form 13F Information Table Value Total:           $2,626,830
                                              ---------------
                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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                                                    ANCHORAGE ADVISORS, LLC
                                                           FORM 13F
                                                  Quarter Ended June 30, 2010

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                                                     VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
                                                   -------    -------   --- ---- ---------- -------- ----------------------
     NAME OF ISSUER      TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------
A123 SYS INC             COM             03739T108    12,004  1,272,918 SH       SOLE                 1,272,918
AMR CORP                 COM             001765106     2,034    300,000 SH       SOLE                   300,000
APACHE CORPORATION       COM             037411105     8,242     97,900 SH       SOLE                    97,900
ATP OIL & GAS CORP       COM             00208J108     3,710    350,333 SH       SOLE                   350,333
BEAZER HOMES USA INC     COM             07556Q105    11,857  3,266,500 SH       SOLE                 3,266,500
BEAZER HOMES USA INC     NT SUB7.5%2013  07556Q402     2,629    125,000 PRN      SOLE                                    NONE
BEAZER HOMES USA INC     UNIT 99/99/9999 07556Q501     1,652     90,000 SH       SOLE                    90,000
BP PLC                   SPONSORED ADR   055622104    43,320  1,500,000 SH  CALL SOLE                 1,500,000
BP PLC                   SPONSORED ADR   055622104    20,216    700,000 SH  PUT  SOLE                   700,000
CIT GROUP INC            COM NEW         125581801    77,764  2,296,643 SH       SOLE                 2,296,643
DEX ONE CORP             COM             25212W100    22,677  1,193,513 SH       SOLE                 1,193,513
ENER1 INC                COM NEW         29267A203    29,951  8,861,381 SH       SOLE                 8,861,381
ENERGY XXI (BERMUDA) LTD USD UNRS SHS    G10082140     8,474    536,994 SH       SOLE                   536,994
FRONTEER GOLD INC        COM             359032109    39,280  6,591,623 SH       SOLE                 6,591,623
LEAR CORP                COM NEW         521865204    26,672    402,905 SH       SOLE                   402,905
LIVEPERSON INC           COM             538146101    26,365  3,843,320 SH       SOLE                 3,843,320
MGIC INVT CORP WIS       NOTE 5.000% 5/0 552848AD5     2,033  2,250,000 PRN      SOLE                                    NONE
OWENS CORNING NEW        COM             690742101    13,460    450,000 SH       SOLE                   450,000
PMI GROUP INC            NOTE 4.500% 4/1 69344MAK7     2,099  3,000,000 PRN      SOLE                                    NONE
POPULAR INC              COM             733174106     9,380  3,500,000 SH       SOLE                 3,500,000
QUEST DIAGNOSTICS INC    COM             74834L100    49,770  1,000,000 SH  CALL SOLE                 1,000,000
SEABRIDGE GOLD INC       COM             811916105     6,190    200,000 SH       SOLE                   200,000
SPDR S&P 500 ETF TR      UNIT SER 1 S&P  78462F103 2,116,526 20,505,000 SH  PUT  SOLE                20,505,000
SUPERMEDIA INC           COM             868447103     3,740    204,475 SH       SOLE                   204,475
SYNOVUS FINL CORP        COM             87161C105    71,265 28,057,000 SH       SOLE                28,057,000
U S AIRWAYS GROUP INC    COM             90341W108    11,408  1,325,000 SH       SOLE                 1,325,000
UAL CORP                 COM NEW         902549807     4,112    200,000 SH       SOLE                   200,000

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